Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY
Earnings per ADS:
Denominator used for earnings per ADS - basic	27,145,208	27,145,208	27,086,098	26,566,454	271,452,080	271,452,080	270,860,980	265,664,540	7,794,630	7,794,630	7,803,952	8,238,907
Denominator used for earnings per ADS - diluted	34,979,459	34,979,459	34,962,831	34,917,835	349,794,590	349,794,590	349,628,310	349,178,350	7,794,630	7,794,630	7,803,952	8,239,257
Earnings per ADS - basic	$ 47.93	298.62	190.27	101.28	$ 4.79	29.86	19.03	10.13	$ 47.93	298.62	190.27	101.28
Earnings per ADS - diluted	$ 47.88	298.29	189.88	100.96	$ 4.79	29.83	18.99	10.10	$ 47.88	298.29	189.88	100.96
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,301,138	8,106,219	5,153,755	2,690,712					$ 373,616	2,327,666	1,484,882	834,456
Denominator
Weighted average ordinary shares outstanding	27,145,208	27,145,208	27,086,098	26,566,454					7,794,630	7,794,630	7,803,952	8,238,907
Denominator used for earnings per share	27,145,208	27,145,208	27,086,098	26,566,454	271,452,080	271,452,080	270,860,980	265,664,540	7,794,630	7,794,630	7,803,952	8,238,907
Earnings per share - basic	$ 47.93	298.62	190.27	101.28	$ 4.79	29.86	19.03	10.13	$ 47.93	298.62	190.27	101.28
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	1,301,561	8,108,856	5,156,846	2,693,365					373,193	2,325,029	1,481,791	831,803
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	373,193	2,325,029	1,481,791	831,803
Allocation of net income attributable to Baidu, Inc.	$ 1,674,754	10,433,885	6,638,637	3,525,168					$ 373,193	2,325,029	1,481,791	831,803
Denominator
Weighted average ordinary shares outstanding	27,145,208	27,145,208	27,086,098	26,566,454	271,452,080	271,452,080	270,860,980	265,664,540	7,794,630	7,794,630	7,803,952	8,238,907
Conversion of Class B to Class A ordinary shares	7,794,630	7,794,630	7,803,952	8,238,907
Share-based awards	39,621	39,621	72,781	112,474								350
Denominator used for earnings per share	34,979,459	34,979,459	34,962,831	34,917,835	349,794,590	349,794,590	349,628,310	349,178,350	7,794,630	7,794,630	7,803,952	8,239,257
Earnings per share - diluted	$ 47.88	298.29	189.88	100.96	$ 4.79	29.83	18.99	10.10	$ 47.88	298.29	189.88	100.96